Summary of Significant Accounting Policies - Subsidiaries (Table) (Details)	6 Months Ended
Jun. 30, 2017
Navios Maritime Acquisition Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Aegean Sea Maritime Holdings Inc.
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Amorgos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Andros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Antikithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Antiparos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Amindra Navigation Co.
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Crete Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Folegandros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Ikaria Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Ios Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Cayman Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Kithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Kos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Mytilene Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.
Subsidiaries Nature, Country of Incorporation List
Nature	Co-Issuer
Country of Incorporation	Delaware
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Rhodes Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Serifos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Shinyo Loyalty Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company
Country of Incorporation	Hong Kong
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Shinyo Navigator Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company
Country of Incorporation	Hong Kong
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Sifnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Skiathos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Skopelos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Cayman Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Syros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Thera Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Tinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Oinousses Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Psara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Antipsara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Samothrace Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Thasos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Limnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Skyros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Alonnisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Makronisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Iraklia Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Paxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.	[1]
Statement Of Operations
2017	1/1 - 6/30	[1]
2016	1/1 - 1/27	[1]
Antipaxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Donoussa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[2]
Country of Incorporation	Marshall Is.	[2]
Statement Of Operations
2017	1/1 - 6/30	[2]
2016	1/1 - 6/30	[2]
Schinousa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[3]
Country of Incorporation	Marshall Is.	[3]
Statement Of Operations
2017	1/1 - 6/30	[3]
2016	1/1 - 6/30	[3]
Navios Acquisition Europe Finance Inc
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Kerkyra Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Lefkada Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Zakynthos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Leros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Kimolos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Samos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Tilos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Delos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Navios Maritime Midstream Partners GP LLC
Subsidiaries Nature, Country of Incorporation List
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30

[1]	Former vessel-owner of the Nave Lucida which was sold to an unaffiliated third party on January 27, 2016.
[2]	Former vessel-owner of the Nave Universe which was sold to an unaffiliated third party on October 4, 2016
[3]	Former vessel-owner of the Nave Constellation which was sold to an unaffiliated third party on November 15, 2016